T. ROWE PRICE Small-Cap Value Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS 0.0%
REAL ESTATE 0.0%
Equity Real Estate Investment Trusts 0.0%
NexPoint Diversified Real Estate Trust, REIT  358,000 4,493
Total Real Estate 4,493
Total Closed-End Mutual Funds (Cost $5,712) 4,493
COMMON STOCKS 92.4%
COMMUNICATION SERVICES 1.5%
Media 1.5%
Advantage Solutions (1)(2) 5,612,823 11,956
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 40
Boston Omaha, Class A (1)(3) 1,775,558 40,909
Cable One  84,600 72,168
Saga Communications, Class A (3) 360,278 9,421
Scholastic  648,184 19,938
Total Communication Services 154,432
CONSUMER DISCRETIONARY 8.2%
Auto Components 1.2%
Dorman Products (1) 530,333 43,551
Horizon Global (1)(3) 3,233,390 3,977
LCI Industries  313,441 31,802
Strattec Security (1)(3) 349,306 7,265
Visteon (1) 301,346 31,961
118,556
Distributors 0.1%
Pool Corp  29,263 9,312
9,312
Diversified Consumer Services 0.9%
American Public Education (1)(3) 1,288,491 11,777
Clear Secure, Class A (1)(2) 874,543 19,992
Strategic Education  996,412 61,189
92,958
Hotels, Restaurants & Leisure 1.3%
BJ's Restaurants (1) 847,737 20,219
Dutch Bros, Class A (1)(2) 40,500 1,262
Genius Sports (1) 1,339,879 4,917
Marriott Vacations Worldwide  359,356 43,791
Papa John's International  747,281 52,317
T. ROWE PRICE Small-Cap Value Fund

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(4)(5)(6) 1,439,856 5,774
128,280
Household Durables 1.2%
Cavco Industries (1) 307,949 63,364
Meritage Homes (1) 839,790 59,012
122,376
Internet & Direct Marketing Retail 1.0%
Big Sky Growth Partners (1) 1,308,447 12,784
Deliveroo (GBP) (1) 13,240,603 12,447
Farfetch, Class A (1)(2) 2,289,000 17,053
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(4)(6) 907,892 273
Poshmark, Class A (1) 1,045,224 16,379
Rent the Runway, Class A (1)(2) 1,324,765 2,914
ThredUp, Class A (1) 2,263,239 4,164
Xometry, Class A (1) 657,311 37,329
103,343
Leisure Products 0.1%
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(4)(6) 1,138,910 6,924
6,924
Multiline Retail 0.2%
Ollie's Bargain Outlet Holdings (1) 321,300 16,579
16,579
Specialty Retail 1.6%
Five Below (1) 1,000 138
Floor & Decor Holdings, Class A (1) 92,200 6,478
Hibbett  268,512 13,375
LL Flooring Holdings (1)(3) 2,311,544 16,019
Monro  794,766 34,540
Petco Health & Wellness (1) 1,662,537 18,554
RH (1) 1,000 246
Warby Parker, Class A (1) 1,796,138 23,960
Winmark (3) 227,794 49,281
162,591
Textiles, Apparel & Luxury Goods 0.6%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(4)(6) 3,303,766 16,188
On Holding, Class A (1)(2) 519,609 8,340
Steven Madden  1,419,140 37,849
62,377
Total Consumer Discretionary 823,296

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.8%
Beverages 0.6%
Boston Beer, Class A (1) 20,466 6,624
Coca-Cola Consolidated  118,674 48,861
55,485
Food & Staples Retailing 0.0%
Grocery Outlet Holding (1) 67,276 2,240
2,240
Food Products 1.6%
Nomad Foods (1) 3,191,800 45,323
Post Holdings (1) 521,730 42,735
Post Holdings Partnering (1) 898,504 8,927
Simply Good Foods (1) 1,083,381 34,657
Utz Brands  1,646,927 24,869
156,511
Household Products 0.4%
Reynolds Consumer Products  1,357,300 35,303
35,303
Personal Products 0.2%
BellRing Brands (1) 909,034 18,735
18,735
Total Consumer Staples 268,274
ENERGY 6.6%
Energy Equipment & Services 2.6%
Cactus, Class A  1,138,729 43,761
ChampionX  2,170,162 42,470
Enerflex (CAD) (2) 5,276,629 22,652
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(3)(4)(5)(6) 20,874,541 14,821
Expro Group Holdings (1) 1,848,109 23,545
Liberty Energy, Class A (1) 2,493,599 31,619
Ranger Energy Services (1)(3) 2,920,051 28,558
TechnipFMC (1) 6,471,293 54,747
262,173
Oil, Gas & Consumable Fuels 4.0%
Advantage Energy (CAD) (1) 5,977,247 42,968
International Seaways  778,172 27,337
Kimbell Royalty Partners (2) 1,168,058 19,834
Magnolia Oil & Gas, Class A  4,397,577 87,116
Matador Resources  2,080,851 101,795
REX American Resources (1) 378,871 10,578

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314 (1)(4)(6) 435 6,436
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302 (1)(4)(6) 7,197 106,481
402,545
Total Energy 664,718
FINANCIALS 26.1%
Banks 15.9%
BankUnited  2,145,258 73,303
Burke & Herbert Bank & Trust (1) 8,881 20,648
Coastal Financial (1) 424,391 16,865
Columbia Banking System  2,307,562 66,665
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(4)(6) 30,579 3,215
CrossFirst Bankshares (1) 1,131,827 14,770
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(4)(6) 292,336 5,262
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(4)(6) 143,582 2,585
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(4)(6) 43,592 352
East West Bancorp  588,175 39,490
Eastern Bankshares  1,671,508 32,828
Farmers & Merchants Bank of Long Beach  2,471 19,583
FB Financial  1,401,523 53,552
First Bancshares  662,181 19,779
Glacier Bancorp  1,004,424 49,347
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(4)(6) 503,404 2,013
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(4)(6) 100,220 72
HarborOne Bancorp  3,056,773 41,022
Home BancShares  3,555,551 80,035
Independent Bank  1,010,795 75,335
Independent Bank Group  953,512 58,536
John Marshall Bancorp (2)(3) 1,003,188 24,638
Live Oak Bancshares (3) 2,491,236 76,232
Metropolitan Bank Holding (1) 235,169 15,136
National Bank Holdings, Class A (3) 1,705,365 63,081
Origin Bancorp  806,749 31,036
Pacific Premier Bancorp  1,193,473 36,950
PCSB Financial  488,655 8,762
Pinnacle Financial Partners  1,305,334 105,863
Popular  894,136 64,431
Preferred Bank  722,909 47,155
Sandy Spring Bancorp  657,037 23,167

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Southern First Bancshares (1) 372,665 15,525
SouthState  1,157,737 91,600
SVB Financial Group (1) 79,049 26,543
Texas Capital Bancshares (1) 1,032,738 60,963
Towne Bank  2,316,352 62,148
Veritex Holdings  707,690 18,818
Webster Financial  698,287 31,563
Western Alliance Bancorp  1,905,747 125,284
1,604,152
Capital Markets 2.2%
AssetMark Financial Holdings (1) 1,619,784 29,626
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (1) 461,257 65
Hercules Capital (2) 943,070 10,921
Houlihan Lokey  849,823 64,060
Main Street Capital (2) 399,732 13,447
OTC Markets Group, Class A (2) 413,154 22,744
StepStone Group, Class A  1,687,375 41,357
Virtus Investment Partners  269,252 42,951
225,171
Consumer Finance 0.7%
Green Dot, Class A (1) 1,254,898 23,818
NerdWallet, Class A (1)(2) 1,170,578 10,383
PRA Group (1) 544,366 17,888
PROG Holdings (1) 990,284 14,834
66,923
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,333,247 13,026
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(4)(6) 38,630 1,352
14,378
Insurance 2.8%
BRP Group, Class A (1) 3,371,158 88,830
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(4)(6) 21,587 465
Hagerty Group Warrant, Acquisition Date: 8/18/21, Cost $377 (1)
(6) 257,272 631
James River Group Holdings (3) 2,104,510 48,004
Palomar Holdings (1) 677,686 56,736
ProAssurance  1,323,327 25,818
Ryan Specialty Holdings, Class A (1) 971,928 39,480
Selective Insurance Group  233,226 18,984
278,948
Mortgage Real Estate Investment Trusts 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, REIT  2,141,119 64,084

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
PennyMac Mortgage Investment Trust, REIT  2,774,072 32,678
96,762
Thrifts & Mortgage Finance 3.4%
Blue Foundry Bancorp (1) 900,652 10,042
Columbia Financial (1) 777,110 16,420
FS Bancorp (3) 541,958 14,774
Kearny Financial  2,528,555 26,853
PennyMac Financial Services  1,204,694 51,681
Ponce Financial Group (1)(2) 1,777,977 16,286
Provident Bancorp  1,184,307 16,948
Radian Group  3,475,976 67,052
Walker & Dunlop  467,260 39,124
WSFS Financial  1,874,628 87,095
346,275
Total Financials 2,632,609
HEALTH CARE 11.7%
Biotechnology 5.3%
Apellis Pharmaceuticals (1) 845,669 57,759
Ascendis Pharma, ADR (1) 228,400 23,585
Avidity Biosciences (1) 1,013,280 16,547
Blueprint Medicines (1) 508,332 33,494
C4 Therapeutics (1) 380,490 3,337
Cerevel Therapeutics Holdings (1) 524,265 14,816
CRISPR Therapeutics (1)(2) 302,600 19,775
Denali Therapeutics (1) 294,592 9,041
Fate Therapeutics (1)(2) 215,400 4,827
Generation Bio (1) 793,508 4,213
HilleVax (1) 350,062 5,982
Icosavax (1)(2) 1,044,612 3,301
IGM Biosciences (1)(2) 392,244 8,920
Immuneering, Class A (1) 319,451 4,574
Insmed (1) 1,780,882 38,360
Ionis Pharmaceuticals (1) 819,600 36,251
Karuna Therapeutics (1) 180,330 40,562
Kura Oncology (1) 887,618 12,125
Kymera Therapeutics (1)(2) 977,953 21,290
MacroGenics (1) 1,812,100 6,270
Monte Rosa Therapeutics (1)(2) 738,749 6,035
Nkarta (1)(2) 1,518,241 19,980
Nurix Therapeutics (1) 390,408 5,087
Progenic Pharmaceuticals, CVR (1)(2)(4) 1,146,000 1,319
Prometheus Biosciences (1) 39,800 2,349
Prothena (1) 180,013 10,914
Relay Therapeutics (1) 717,513 16,051

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Repare Therapeutics (1) 596,539 7,236
Replimune Group (1) 500,229 8,639
Syndax Pharmaceuticals (1) 556,600 13,375
Tenaya Therapeutics (1)(2) 886,780 2,572
Twist Bioscience (1) 328,147 11,564
Verve Therapeutics (1) 421,929 14,493
Xencor (1) 1,170,858 30,419
Zentalis Pharmaceuticals (1) 700,785 15,179
530,241
Health Care Equipment & Supplies 1.9%
Atrion  81,923 46,286
Embecta  1,289,229 37,117
Figs, Class A (1) 2,522,117 20,807
Lantheus Holdings (1) 647,219 45,519
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(4)
(6) 2,631,808 1,737
QuidelOrtho (1) 318,068 22,736
Utah Medical Products (3) 241,518 20,604
194,806
Health Care Providers & Services 3.5%
Agiliti (1)(2) 2,041,163 29,209
Alignment Healthcare (1) 2,888,010 34,194
Ensign Group  721,372 57,349
Innovage Holding (1)(2) 3,487,241 20,505
Molina Healthcare (1) 51,298 16,920
Option Care Health (1) 2,897,843 91,195
Pennant Group (1) 1,512,862 15,749
Select Medical Holdings  4,055,534 89,628
354,749
Health Care Technology 0.6%
Certara (1) 622,080 8,261
Multiplan (1)(2) 4,239,756 12,126
Phreesia (1) 1,609,624 41,013
Schrodinger (1) 70,500 1,761
63,161
Life Sciences Tools & Services 0.2%
Pacific Biosciences of California (1)(2) 2,163,584 12,560
Seer (1) 761,056 5,891
18,451
Pharmaceuticals 0.2%
Arvinas (1) 379,897 16,902
16,902
Total Health Care 1,178,310

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 13.1%
Aerospace & Defense 0.9%
Parsons (1) 1,058,860 41,507
Triumph Group (1)(3) 5,562,950 47,786
89,293
Airlines 0.3%
Allegiant Travel (1) 218,707 15,961
Sun Country Airlines Holdings (1) 979,562 13,332
29,293
Building Products 1.9%
CSW Industrials  436,148 52,251
Insteel Industries  448,958 11,911
JELD-WEN Holding (1) 1,350,017 11,813
UFP Industries  1,154,002 83,273
Zurn Elkay Water Solutions  1,452,235 35,580
194,828
Commercial Services & Supplies 1.6%
ABM Industries  447,839 17,121
Aris Water Solution, Class A  1,848,243 23,584
Brady, Class A  1,245,092 51,958
MSA Safety  259,903 28,402
Stericycle (1) 458,145 19,292
Tetra Tech  163,241 20,981
161,338
Construction & Engineering 0.6%
Valmont Industries  206,216 55,394
55,394
Electrical Equipment 1.7%
Array Technologies (1) 1,457,637 24,168
Regal Rexnord  696,048 97,697
Shoals Technologies Group, Class A (1) 1,367,039 29,460
Thermon Group Holdings (1) 1,452,707 22,386
173,711
Machinery 2.9%
Alamo Group  276,500 33,808
Blue Bird (1) 1,179,765 9,851
CIRCOR International (1)(3) 1,836,766 30,288
Enerpac Tool Group  840,761 14,991
Esab  358,680 11,966
ESCO Technologies  584,287 42,910
Helios Technologies  849,397 42,980
Hydrofarm Holdings Group (1) 128,057 248

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
John Bean Technologies  55,610 4,782
RBC Bearings (1) 232,651 48,347
SPX Technologies (1) 1,016,100 56,109
296,280
Marine 0.0%
Matson  15,207 936
936
Professional Services 0.3%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(4)(6) 211,422 1,628
FTI Consulting (1) 152,377 25,250
26,878
Road & Rail 0.7%
Landstar System  488,600 70,539
U.S. Xpress Enterprises, Class A (1)(3) 1,918,774 4,720
75,259
Trading Companies & Distributors 2.2%
Air Lease  614,874 19,067
Beacon Roofing Supply (1) 1,567,845 85,792
Herc Holdings  104,810 10,888
McGrath RentCorp  503,901 42,257
Rush Enterprises, Class A  342,242 15,011
Univar Solutions (1) 2,201,522 50,063
223,078
Total Industrials & Business Services 1,326,288
INFORMATION TECHNOLOGY 5.6%
Communications Equipment 0.8%
Harmonic (1)(3) 6,419,496 83,903
83,903
Electronic Equipment, Instruments & Components 2.0%
Belden  1,592,066 95,556
Knowles (1) 1,216,100 14,800
Littelfuse  388,334 77,158
PAR Technology (1)(2) 407,991 12,048
199,562
IT Services 0.7%
Conduent (1) 4,156,738 13,883
Megaport (AUD) (1) 4,009,199 19,617
Payoneer Global (1) 4,712,376 28,510
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(4)(6) 135,360 2,748
Toast, Class A (1) 641,747 10,730
75,488

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 1.1%
Entegris  310,418 25,771
Lattice Semiconductor (1) 658,157 32,388
MaxLinear (1) 893,637 29,150
Onto Innovation (1) 376,401 24,109
111,418
Software 1.0%
Apiture, Acquisition Date: 7/1/20 - 6/30/22, Cost $8,333 (1)(4)(6) 523,101 8,693
Clearwater Analytics Holdings, Class A (1)(2) 561,379 9,426
DoubleVerify Holdings (1) 860,395 23,532
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(4)(6) 559,515 10,536
nCino (1)(2) 455,674 15,543
Paycor HCM (1)(2) 882,765 26,094
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(4)(6) 149,990 1,833
Workiva (1) 90,636 7,051
102,708
Total Information Technology 573,079
MATERIALS 4.0%
Chemicals 1.8%
AgroFresh Solutions (1)(3) 5,486,200 8,229
Element Solutions  3,120,900 50,777
Hawkins  661,686 25,799
Orion Engineered Carbons  2,715,791 36,256
Quaker Chemical  394,300 56,929
177,990
Containers & Packaging 0.4%
Myers Industries (3) 2,419,189 39,844
39,844
Metals & Mining 1.4%
Carpenter Technology  1,369,065 42,633
Constellium (1) 4,214,085 42,731
Reliance Steel & Aluminum  313,465 54,671
140,035
Paper & Forest Products 0.4%
Clearwater Paper (1)(3) 1,054,279 39,641
West Fraser Timber (CAD)  13,010 941
40,582
Total Materials 398,451
REAL ESTATE 7.8%
Equity Real Estate Investment Trusts 6.2%
Apartment Investment & Management, Class A  2,088,765 15,248

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Apple Hospitality  3,335,206 46,893
CubeSmart, REIT  1,002,100 40,144
EastGroup Properties, REIT  489,100 70,597
Essential Properties Realty Trust, REIT  2,313,723 45,002
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(3)(4)(6) 866,287 24,256
JBG SMITH Properties, REIT  2,743,442 50,973
NexPoint Residential Trust, REIT  186,900 8,637
Pebblebrook Hotel Trust, REIT  2,521,200 36,582
PotlatchDeltic, REIT  1,129,946 46,373
Safehold, REIT (2) 1,138,350 30,121
Saul Centers, REIT (3) 1,331,406 49,928
Terreno Realty, REIT  1,891,600 100,236
UMH Properties, REIT  456,800 7,377
Washington Real Estate Investment Trust, REIT  3,055,900 53,661
626,028
Real Estate Management & Development 1.6%
DigitalBridge Group (2) 1,540,700 19,274
eXp World Holdings (2) 611,100 6,850
FirstService  453,200 53,935
Opendoor Technologies, Class A (1) 3,745,497 11,649
St. Joe  1,444,568 46,270
Tricon Residential (2) 3,244,597 28,066
166,044
Total Real Estate 792,072
UTILITIES 5.0%
Electric Utilities 2.2%
IDACORP  1,082,100 107,139
MGE Energy  1,158,037 76,002
PNM Resources  880,475 40,264
223,405
Gas Utilities 1.6%
Chesapeake Utilities  518,063 59,779
ONE Gas  748,782 52,707
RGC Resources (3) 575,962 12,130
Southwest Gas Holdings  476,549 33,239
157,855
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  547,826 39,613
39,613

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.2%
NorthWestern  467,984 23,062
23,062
Water Utilities 0.6%
Artesian Resources, Class A  115,404 5,553
California Water Service Group  624,539 32,907
SJW Group  300,020 17,281
55,741
Total Utilities 499,676
Total Common Stocks (Cost $7,374,561) 9,311,205
CONVERTIBLE PREFERRED STOCKS 5.0%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.6%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,573 (1)(4)(6) 695,708 40,671
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $14,389 (1)
(4)(6) 382,387 22,354
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(4)
(5)(6) 282,711 1,134
64,159
Internet & Direct Marketing Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(4)(6) 2,127,647 3,915
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(4)(6) 406,249 5,505
9,420
Leisure Products 0.1%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(4)(6) 1,138,910 6,924
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332 (1)(4)(6) 1,078,119 6,555
13,479
Total Consumer Discretionary 87,058
CONSUMER STAPLES 0.6%
Food Products 0.6%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(4)(6) 841,026 52,277
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(4)(6) 144,247 8,966
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(4)(6) 26,661 1,657
Total Consumer Staples 62,900

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 0.7%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470 (1)(4)(6) 109,095 11,470
11,470
Diversified Financial Services 0.3%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(4)(6) 445,224 15,587
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(4)(6) 335,107 11,732
27,319
Insurance 0.3%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(4)
(6) 1,296,510 27,920
27,920
Total Financials 66,709
HEALTH CARE 0.9%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(4)(6) 331,043 1,854
1,854
Health Care Providers & Services 0.3%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,130 (1)(4)(6) 423,036 5,220
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,982 (1)(4)(6) 3,729,550 10,778
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(4)(6) 3,272,913 9,459
25,457
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(4)(6) 1,011,567 11,917
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(4)(6) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(4)(6) 307,043 18,647
59,252
Total Health Care 86,563
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.4%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(4)(6) 323,903 22,024
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)(4)
(6) 2,622,728 14,645
36,669

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.4%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(4)(6) 613,518 12,776
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,652 (1)(3)(4)(6) 8,531,194 10,238
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,688 (1)(3)(4)(6) 15,050,275 18,060
41,074
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(4)(6) 889,080 6,846
6,846
Road & Rail 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(4)
(6) 1,462,353 7,575
7,575
Total Industrials & Business Services 92,164
INFORMATION TECHNOLOGY 0.8%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(4)(6) 30,470 619
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(4)(6) 3,030 61
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(4)(6) 3,310 67
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(4)(6) 385,620 7,828
8,575
Software 0.7%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(4)(6) 129,187 2,433
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(4)(6) 241,168 4,541
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(4)(6) 711,894 13,405
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(4)(6) 542,859 10,222
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,431 (1)
(4)(6) 1,214,930 814
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(4)(6) 857,551 17,876
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(4)(6) 309,802 6,458
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(4)(6) 1,881,753 9,183
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)(4)
(6) 182,290 2,228
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(4)(6) 149,613 1,828
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(4)(6) 2,706 33

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)(4)(6) 346,775 4,238
73,259
Total Information Technology 81,834
MATERIALS 0.2%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(4)
(6) 275,749 8,595
8,595
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(4)(6) 522,347 14,318
14,318
Total Materials 22,913
Total Convertible Preferred Stocks (Cost $405,853) 500,141
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287 (1)(3)(4)(5)(6) 1,286,870 914
Total Energy 914
Total Preferred Stocks (Cost $1,287) 914
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 264,865,345 264,865
Total Short-Term Investments (Cost $264,865) 264,865
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 27,450 27
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 27

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 56,644,945 56,645
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 56,645
Total Securities Lending Collateral (Cost $56,672) 56,672
Total Investments in Securities 100.6%
(Cost $8,108,950) $ 10,138,290
Other Assets Less Liabilities (0.6)% (55,562)
Net Assets 100.0% $ 10,082,728
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$725,332 and represents 7.2% of net assets.
(7) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advantage Energy  $ 24,165 $ (14,327) $ —
AgroFresh Solutions  (1,797) (925) —
American Public Education  (72) (16,899) —
Aris Water Solution, Class A  1,854 (2,100) 549
Boston Omaha, Class A  177 (10,365) —
BRP Group, Class A  (809) (30,125) —
CIRCOR International  (96) (19,527) —
Clearwater Paper  1,326 127 —
Dogwood State Bank, Non-Voting Shares  — 1,424 —
Dogwood State Bank, Voting Shares  — 700 —
Dogwood State Bank, Warrants, 5/6/24  — 142 —
Enerflex  (263) (8,951) 219
Energy Reservoir Holdings, Class A-1  — (6,054) —
Energy Reservoir Holdings, Class A-3  — (373) —
FS Bancorp  130 (3,644) 385
HarborOne Bancorp  1,636 (6,463) 640
Harmonic  29,095 (22,926) —
Horizon Global  63 (22,038) —
IQHQ, REIT  — 8,044 —
James River Group Holdings  36 (8,128) 303
John Marshall Bancorp  539 4,539 212
Live Oak Bancshares  878 (126,750) 209
LL Flooring Holdings  (122) (23,468) —
Myers Industries  188 (8,613) 953
National Bank Holdings, Class A  876 (12,407) 1,179
Orion Engineered Carbons  (1,723) (12,262) 178
PCSB Financial  (307) (351) 194
Ponce Financial Group ^^ 3 (2,472) —
Preferred Bank  3,238 (7,920) 986
Provident Bancorp  64 (5,176) 143
Ranger Energy Services ^^ (175) (226) —
REX American Resources  3,709 (5,541) —
RGC Resources  3 (714) 312
Saga Communications, Class A  676 545 982

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Saul Centers, REIT  $ 348 $ (20,114) $ 4,379
Strattec Security  63 (5,742) —
Tonian Holdings, Series A, Non-Voting Shares  — 1,707 —
Tonian Holdings, Series A, Voting Shares  — 2,540 —
Triumph Group  255 (54,949) —
U.S. Xpress Enterprises, Class A  (111) (4,111) —
Utah Medical Products  156 (3,634) 211
Winmark  1,456 (9,964) 463
T. Rowe Price Government Reserve Fund, 3.07% — — 1,565 ++
Affiliates not held at period end 5,839 (3,849) —
Totals $ 71,298 # $ (461,340) $ 14,062 +

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Advantage Energy  $ 75,324 $ — $ 18,029 $ *
AgroFresh Solutions  11,399 — 2,245 8,229
American Public Education  28,992 — 316 11,777
Aris Water Solution, Class A  * 9,005 4,693 *
Boston Omaha, Class A  51,581 — 307 40,909
BRP Group, Class A  * 11,554 6,174 *
CIRCOR International  42,771 7,546 502 30,288
Clearwater Paper  50,519 1,480 12,485 39,641
Dogwood State Bank, Non-
Voting Shares  3,838 — — *
Dogwood State Bank, Voting
Shares  1,885 — — *
Dogwood State Bank, Warrants,
5/6/24  210 — — *
Enerflex  * 557 1,522 *
Energy Reservoir Holdings,
Class A-1  20,875 — — 14,821
Energy Reservoir Holdings,
Class A-3  1,287 — — 914
FS Bancorp  18,954 — 536 14,774
HarborOne Bancorp  * — 4,508 *
Harmonic  133,704 2,466 29,341 83,903
Horizon Global  26,086 — 71 3,977
I3 Verticals, Class A  24,840 — 20,991 —
IQHQ, REIT  * 13,130 17,102 24,256
James River Group Holdings  * 14,425 480 48,004
John Marshall Bancorp  20,584 735 1,220 24,638
Live Oak Bancshares  192,229 11,102 349 76,232
LL Flooring Holdings  40,251 — 764 16,019
Myers Industries  39,980 10,669 2,192 39,844
National Bank Holdings, Class
A  74,898 2,426 1,836 63,081
Orion Engineered Carbons  * 7,949 13,363 *
PCSB Financial  19,349 — 10,236 *
Ponce Financial Group ^^ 15,142 3,800 184 *
Preferred Bank  57,766 — 2,691 *
Provident Bancorp  * — 150 *
Ranger Energy Services ^^ 29,794 14,000 15,010 28,558
REX American Resources  33,635 — 17,516 *

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
RGC Resources  $ 10,156 $ 2,818 $ 130 $ 12,130
Saga Communications, Class A  11,222 — 2,346 9,421
Saul Centers, REIT  69,918 503 379 49,928
Strattec Security  13,203 — 196 7,265
Tonian Holdings, Series A, Non-
Voting Shares  8,531 — — 10,238
Tonian Holdings, Series A,
Voting Shares  11,925 3,595 — 18,060
Triumph Group  97,338 6,188 791 47,786
U.S. Xpress Enterprises, Class
A  * 2,379 298 4,720
Utah Medical Products  22,862 1,475 99 20,604
Winmark  65,358 — 6,113 49,281
T. Rowe Price Government
Reserve Fund, 3.07% 269,856 ¤ ¤ 321,537
Total $ 1,120,835 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14,062 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,142,744.
^^ Includes previously reported affiliates PDL Community Bancorp; Ranger Energy Services,
Series A acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Small-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Small-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ 4,493 $ — $ — $ 4,493
Common Stocks 8,986,986 99,256 224,963 9,311,205
Convertible Preferred Stocks — — 500,141 500,141
Preferred Stocks — — 914 914
Short-Term Investments 264,865 — — 264,865
Securities Lending Collateral 56,672 — — 56,672
Total $ 9,313,016 $ 99,256 $ 726,018 $ 10,138,290

T. ROWE PRICE Small-Cap Value Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(50,400,000) for the period ended September 30, 2022.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 186,369 $ 40,509 $ 17,266 $ (19,181) $ 224,963
Convertible Preferred Stocks 522,958 (91,538) 68,721 — 500,141
Preferred Stocks 1,287 (373) — — 914
Total $ 710,614 $ (51,402) $ 85,987 $ (19,181) $ 726,018

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 224,963 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
2.75 yrs 2.75 yrs Decrease
Market
comparable
Enterprise
value to sales
multiple
1.4x
– 14.7x
4.1x Increase
Sales growth
rate
5%
– 75%
24% Increase
Enterprise
value to gross
profit multiple
4.5x
– 18.9x
9.9x Increase
Gross profit
growth rate
18%
– 54%
32% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 32.4x
12.4x Increase
EBITDA
growth rate
23%
– 48%
46% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38%
– 41%
39% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 500,141 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.7x
5.5x Increase
Sales growth
rate
5%
– 75%
31% Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.9x
9.9x Increase
Gross profit
growth rate
18%
– 57%
38% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
16.3x
– 26.9x
21.3x Increase
EBITDA
growth rate
23% 23% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 8.3x
5.8x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Preferred
Stocks
$ 914 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.7x 1.7x Increase
Enterprise
value to
EBITDA
multiple
11.6x 11.6x Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Value Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F46-054Q3 09/22